Related parties (Details) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
	Jan. 02, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Non-Executive Director
Disclosure of transactions between related parties [line items]
Fees and expenses		€ 0.1	€ 0.1	€ 0.2	€ 0.2
Ordinary shares | Founder Entities
Disclosure of transactions between related parties [line items]
Founder preferred shares annual dividend amount (in shares)	6,421,074
Mariposa Capital and TOMS Capital | Affiliate of Founder Entities
Disclosure of transactions between related parties [line items]
Fees and expenses		€ 0.5	€ 0.7	€ 1.0	€ 1.2